Variable Interest Entities (Details 5) (USD $) In Millions	3 Months Ended	12 Months Ended
	Mar. 31, 2011	Dec. 31, 2010
Option Arms [Member]
Securitization activity [Abstract]
Principal securitized	$ 0
All cash flows during the period:
Proceeds from new securitizations	0
Servicing fees collected	103	117
Purchases of previously transferred financial assets (or the underlying collateral)	6	0
Cash flows received on the interests that continue to be held by the Firm	1	7
Subprime [Member]
Securitization activity [Abstract]
Principal securitized	0
All cash flows during the period:
Proceeds from new securitizations	0
Servicing fees collected	59	46
Purchases of previously transferred financial assets (or the underlying collateral)	6	0
Cash flows received on the interests that continue to be held by the Firm	5	4
Prime [Member]
Securitization activity [Abstract]
Principal securitized	0
All cash flows during the period:
Proceeds from new securitizations	0
Servicing fees collected	64	75
Purchases of previously transferred financial assets (or the underlying collateral)	379	48
Cash flows received on the interests that continue to be held by the Firm	61	159
Commercial and other [Member]
Securitization activity [Abstract]
Principal securitized	1,493
All cash flows during the period:
Proceeds from new securitizations	1,558
Servicing fees collected	1	1
Purchases of previously transferred financial assets (or the underlying collateral)		0
Cash flows received on the interests that continue to be held by the Firm	$ 47	$ 40